NET FEE AND COMMISSION INCOME (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 752	£ 733	£ 804
Total fee and commission expense	(419)	(481)	(501)
Net fee and commission income	333	252	303
Current account and debit card fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	464	474	542
Insurance, protection and investments
Net Fee And Commission Income [Line Items]
Total fee and commission income	48	48	47
Credit Cards
Net Fee And Commission Income [Line Items]
Total fee and commission income	100	92	94
Non-banking and other fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 140	£ 119	£ 121